Pension Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Components of Benefit Expense

The components of benefit expense are as follows (in thousands of Korean Won):

	March 31, 2019		March 31, 2018

Service cost	￦	52,083	￦	51,436
Interest cost		3,585		2,793
Prior service cost		-		-
Total	￦	55,668	￦	54,229

The components of benefit expense are as follows (in thousands of Korean Won):

	December 31, 2018		December 31, 2017

Service cost	￦	205,742	￦	226,787
Interest cost		11,175		10,991
Prior service cost		-		-
Total	￦	216,917	￦	237,778

Schedule of Changes in Benefit Obligation

Information with respect to changes in benefit obligation and the funded status of the plans is as follows (in thousands of Korean Won):

	December 31, 2018		December 31, 2017
Change in projected benefit liability
Liability at beginning of year	￦	930,098	￦	880,656
Service cost		205,742		226,787
Interest cost		11,175		10,991
Benefit payments		(42,877)		(146,892)
Prior service cost		-		-
Remeasurement of defined benefit liabilities		76,592		(41,444)
Liability at end of year		1,180,730		930,098

Plan assets at end of year		-		-

Funded status and net liability recognized	￦	(1,180,730)	￦	(930,098)

Schedule of Weighted Average Assumption Used

The weighted-average assumptions used to determine projected benefit liability and benefit expense for pension plans are as follows:

	December 31, 2018	December 31, 2017
Discount rate	2.78%	3.21%
Expected long-term rate of return on plan assets	N/A	N/A
Rate of compensation increase	2.00%	2.00%

Schedule of Estimated Future Benefit Payments

The estimated future benefit payments are as follows (in thousands of Korean Won):

Year Ending December 31,
2019	￦	41,679
2020		51,669
2021		50,013
2022		54,333
2023		58,573
Thereafter		3,029,463
Total	￦	3,285,730